Stock Options (Tables)	12 Months Ended
Aug. 31, 2015
Stock Options Tables
Fair value of each option award

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of "plain vanilla" options:

	Years Ended August 31,
	2015	2014
Expected dividend yield	–	–
Expected stock price volatility	137.5%	154.0% – 154.5%
Risk-free interest rate	1.90%	2.21% – 2.41%
Expected term (in years)	7.67	7.67
Exercise price	$1.40	$2.90
Weighted-average grant date fair-value	$1.33	$2.68

Stock option activity

A summary of the Company's stock option activity for the years ended August 31, 2015 and 2014 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2013	970,838	2.03
Grants	805,000	2.90
Exercises	(190,000)	1.65
Forfeitures	(260,001)	1.69
Outstanding at August 31, 2014	1,325,837	2.68
Grants	15,000	1.40
Forfeitures	(73,335)	2.46
Outstanding at August 31, 2015	1,267,502	2.68	7.37 years	$344,500
Exercisable at August 31, 2015	710,002	2.52	6.54 years	$335,650
Available for grant at August 31, 2015	3,315,831

Share-based compensation cost
	Years Ended August 31,
	2015	2014
Stock Compensation Expense:
Selling general and administrative expense	$420,488	$344,423
R&D expense	$16,286	$-

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at August 31, 2015:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (Years)	Weighted Average Exercise Price	Number of Shares Subject to Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$ 0.80	15,000	7.31	$0.80	15,000	7.31	$0.80
1.40	15,000	9.30	1.40	7,500	9.30	1.40
1.65	320,000	4.17	1.65	320,000	6.02	1.65
2.30	2,500	6.66	2.30	2,500	6.66	2.30
2.50	10,000	5.60	2.50	10,000	5.60	2.50
2.55	33,334	3.03	2.55	33,334	3.03	2.55
2.90	805,000	8.41	2.90	255,000	8.39	2.90
4.98	16,667	2.53	4.98	16,667	2.53	4.98
5.94	50,001	5.32	5.94	50,001	5.32	5.94
Total	1,267,502	7.37	$2.68	710,002	6.54	$2.52